Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments At Fair Value

	Expiring at various dates through:	Total USD Equivalent Notional Amount	As of December 31, 2013
Derivatives Designated as Hedging Instruments			Assets	Liabilities
			Other Current Assets	Other Current Liabilities
Cash flow hedges:
Currency hedges:
-Future USD sales of Canadian and Chinese subsidiaries	Dec 2015	$133.9	$.1	$.8
-Future JPY sales of Chinese subsidiary	Dec 2014	5.1	.1	—
-Future EUR Sales of Chinese Subsidiary	Feb 2015	4.7	—	.1
Total cash flow hedges			.2	.9
Fair value hedges:
USD inter-company note receivable on a Swiss subsidiary	Mar 2014	14.5	.4	—
			$.6	$.9

	Expiring at various dates through:	Total USD Equivalent Notional Amount	As of December 31, 2012
Derivatives Designated as Hedging Instruments			Assets	Liabilities
			Other Current Assets	Other Current Liabilities
Cash flow hedges:
Commodity hedges	Dec 2013	$1.7	$—	$.5
Currency hedges:
-Future USD sales of Canadian and Chinese subsidiaries	Dec 2013	38.9	.5	.1
-Future USD cost of goods sold of European subsidiaries	Dec 2013	7.9	—	.2
Total cash flow hedges			.5	.8
Fair value hedges:
ZAR asset on a USD subsidiary	Jan 2013	21.2	—	.9
USD inter-company note receivables on European and Swiss subsidiaries	Feb 2013	18.0	.7	.1
Total fair value hedges			.7	1.0
			$1.2	$1.8

Gains (Losses) Of Hedging Activities Recorded In Income
The following table sets forth the pre-tax (gains) losses from continuing operations for our hedging activities for the years presented. This schedule includes reclassifications from accumulated other comprehensive income as well as derivative settlements recorded directly to income or expense.

	Income Statement Caption	Amount of (Gain) Loss Recorded in Income for the Year Ended December 31
Derivatives Designated as Hedging Instruments		2013	2012	2011
Commodity cash flow hedges	Cost of goods sold	$.4	$2.4	$1.3
Interest rate cash flow hedges	Interest expense	3.9	1.8	—
Currency cash flow hedges	Net sales *	(1.5)	(.6)	(.6)
Currency cash flow hedges	Cost of goods sold	.1	(.5)	.3
Currency cash flow hedges	Other (income) expense, net	.2	.2	.2
Total cash flow hedges		3.1	3.3	1.2
Fair value hedges	Other (income) expense, net	(3.2)	(.2)	1.6
Derivatives Not Designated as Hedging Instruments
Hedge of EUR assets (including inter-company note receivables)-UK and USD subsidiaries	Other (income) expense, net	—	(.8)	(1.1)
Hedge of steel purchases - US subsidiary	Other (income) expense, net	—	.1	—
Hedge of EUR inter-company note receivable- USD denominated subsidiary	Interest expense	—	.1	.3
Total derivative instruments		$(.1)	$2.5	$2.0

* Includes discontinued operations amounts of $ (.2) for 2013.